Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

8. Related Parties

Through August 15, 2011, Sonic leased office space in Charlotte from a subsidiary of SFC, an entity controlled by Sonic’s Chairman and Chief Executive Officer, Mr. O. Bruton Smith, for a majority of its headquarters personnel. Annual aggregate rent under this lease was approximately $0.4 million, $0.6 million and $0.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Sonic rents various aircraft owned by SFC, subject to their availability, for business-related travel by Sonic executives. Sonic incurred costs of approximately $0.6 million, $0.4 million and $0.3 million in the years ended December 31, 2011, 2010 and 2009, respectively, for the use of these aircraft.

Certain of Sonic’s dealerships purchase the Z-Max oil additive product from Oil Chem Research Company, a subsidiary of SMI, whose Chairman and Chief Executive Officer is O. Bruton Smith, also Sonic’s Chairman and Chief Executive Officer, for resale to service customers of Sonic’s dealerships in the ordinary course of business. Total purchases from Oil Chem by Sonic dealerships totaled approximately $1.5 million, $1.4 million and $1.5 million in the years ended December 31, 2011, 2010 and 2009, respectively.